INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	2012	2012	2011
	USD	RMB	RMB
Raw materials	—	—	733
Finished goods	82,883	516,372	326,749
Total	82,883	516,372	327,482

Inventories amounting to RMB1,570 (USD252), RMB63 and RMB9,600 were written off during the years ended December 31, 2012, 2011 and 2010, respectively.